Shareholders' Equity - Employee Equity Awards, Restricted Shares (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Beginning of year, Number	1,608
Awarded, Number	0
Vested, Number	(1,608)
Forfeited, Number	0
End of year, Number	0	1,608
Beginning of year, Weighted average grant date fair value	$ 15.61
Awarded, Weighted average grant date fair value		$ 15.61	$ 12.11
Vested, Weighted average grant date fair value	$ 15.61
End of year, Weighted average grant date fair value		$ 15.61